    UNITED STATES

    SECURITIES AND EXCHANGE COMMISSION

    Washington D.C. 20549

    FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

    ASSET-BACKED SECURITIES

    Commission File Number of issuing entity:  333-207132-10

    Central Index Key Number of Issuing entity:  0001693368

    CD 2017-CD3 Mortgage Trust

    (Exact name of issuing entity as specified in its charter)

    Commission File Number of depositor:  333-207132

    Central Index Key Number of depositor:  0001258361

    Citigroup Commercial Mortgage Securities Inc.

    (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541001

    Citigroup Global Markets Realty Corp.

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001541294

    German American Capital Corporation

    (Exact name of Sponsor as specified in its charter)

    Richard Simpson  (212) 816-5343

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   Citigroup Commercial Mortgage Securities Inc.

   (Depositor)

   /s/   Paul Vanderslice

   Paul Vanderslice, President

   Dated :  March 24, 2017

   EXHIBIT INDEX

   Exhibit Number               Description

   EX 102                      Asset Data File

   EX 103                      Asset Related Document